Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Lease Obligations
Schedule of Minimum Lease Payments

	Minimum lease payments
	December 31,	December 31,
	2019	2018
Less than one year	$9,313	$3,912
Between one and five years	13,521	5,744
More than five years	14,958	-
	37,792	9,656
Less: future finance charges	(13,913)	(890)
Present value of minimum lease payments	$23,879	$8,766

Presented as:
Current portion	$8,831	$3,395
Non-current portion	15,048	5,371